Quarterly Holdings Report
for
Fidelity Simplicity RMD 2025 Fund℠
October 31, 2023
R98-NPRT1-1223
1.9895843.104
Domestic Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	9,966	98,561
Fidelity Series Blue Chip Growth Fund (a)	20,560	272,014
Fidelity Series Commodity Strategy Fund (a)	765	76,133
Fidelity Series Growth Company Fund (a)	29,784	507,813
Fidelity Series Intrinsic Opportunities Fund (a)	10,660	101,589
Fidelity Series Large Cap Stock Fund (a)	26,936	477,041
Fidelity Series Large Cap Value Index Fund (a)	11,097	150,033
Fidelity Series Opportunistic Insights Fund (a)	17,965	302,706
Fidelity Series Small Cap Core Fund (a)	96	896
Fidelity Series Small Cap Discovery Fund (a)	4,378	43,695
Fidelity Series Small Cap Opportunities Fund (a)	12,521	145,246
Fidelity Series Stock Selector Large Cap Value Fund (a)	27,646	334,513
Fidelity Series Value Discovery Fund (a)	20,929	299,280
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,841,969)		2,809,520

International Equity Funds - 26.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,905	169,953
Fidelity Series Emerging Markets Fund (a)	23,273	179,669
Fidelity Series Emerging Markets Opportunities Fund (a)	45,400	719,137
Fidelity Series International Growth Fund (a)	32,860	486,323
Fidelity Series International Small Cap Fund (a)	10,431	151,463
Fidelity Series International Value Fund (a)	45,526	484,400
Fidelity Series Overseas Fund (a)	42,985	486,585
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,836,518)		2,677,530

Bond Funds - 45.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	119,656	873,487
Fidelity Series Emerging Markets Debt Fund (a)	7,444	52,479
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,936	17,502
Fidelity Series Floating Rate High Income Fund (a)	1,137	10,172
Fidelity Series High Income Fund (a)	6,958	54,968
Fidelity Series International Credit Fund (a)	357	2,686
Fidelity Series International Developed Markets Bond Index Fund (a)	47,642	397,331
Fidelity Series Investment Grade Bond Fund (a)	281,224	2,629,450
Fidelity Series Long-Term Treasury Bond Index Fund (a)	117,673	587,187
Fidelity Series Real Estate Income Fund (a)	1,294	11,715
TOTAL BOND FUNDS (Cost $5,652,273)		4,636,977

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,330,760)	10,124,027
NET OTHER ASSETS (LIABILITIES) - 0.0%	(305)
NET ASSETS - 100.0%	10,123,722

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,353	68,666	67,549	816	(6,952)	(65,031)	873,487
Fidelity Series All-Sector Equity Fund	109,440	6,704	9,358	-	(645)	(7,580)	98,561
Fidelity Series Blue Chip Growth Fund	302,681	24,595	24,771	983	(1,211)	(29,280)	272,014
Fidelity Series Canada Fund	186,008	15,979	12,766	-	(402)	(18,866)	169,953
Fidelity Series Commodity Strategy Fund	84,462	6,803	12,169	1,945	(487)	(2,476)	76,133
Fidelity Series Emerging Markets Debt Fund	58,061	4,280	6,054	920	(1,228)	(2,580)	52,479
Fidelity Series Emerging Markets Debt Local Currency Fund	19,445	1,210	1,858	-	(117)	(1,178)	17,502
Fidelity Series Emerging Markets Fund	188,998	73,347	57,742	-	(6,974)	(17,960)	179,669
Fidelity Series Emerging Markets Opportunities Fund	802,391	119,520	99,539	-	(14,863)	(88,372)	719,137
Fidelity Series Floating Rate High Income Fund	11,196	909	1,883	264	28	(78)	10,172
Fidelity Series Government Money Market Fund 5.41%	145,790	9,857	155,647	1,314	-	-	-
Fidelity Series Growth Company Fund	563,700	53,823	50,729	-	(6,467)	(52,514)	507,813
Fidelity Series High Income Fund	60,152	4,418	6,948	929	(809)	(1,845)	54,968
Fidelity Series International Credit Fund	2,720	26	-	26	-	(60)	2,686
Fidelity Series International Developed Markets Bond Index Fund	431,880	28,922	54,094	981	(3,081)	(6,296)	397,331
Fidelity Series International Growth Fund	528,793	57,446	40,052	-	(384)	(59,480)	486,323
Fidelity Series International Small Cap Fund	145,466	34,794	10,015	-	(2,824)	(15,958)	151,463
Fidelity Series International Value Fund	532,013	44,877	54,867	-	578	(38,201)	484,400
Fidelity Series Intrinsic Opportunities Fund	112,526	30,459	9,940	22,239	(4,317)	(27,139)	101,589
Fidelity Series Investment Grade Bond Fund	2,828,311	228,126	259,145	29,487	(47,947)	(119,895)	2,629,450
Fidelity Series Large Cap Stock Fund	529,879	48,138	44,339	12,093	(1,192)	(55,445)	477,041
Fidelity Series Large Cap Value Index Fund	165,731	12,551	11,749	-	(646)	(15,854)	150,033
Fidelity Series Long-Term Treasury Bond Index Fund	609,688	118,847	42,486	5,195	(17,460)	(81,402)	587,187
Fidelity Series Opportunistic Insights Fund	335,916	19,325	34,590	-	(4,394)	(13,551)	302,706
Fidelity Series Overseas Fund	529,558	55,368	38,356	-	(3,344)	(56,641)	486,585
Fidelity Series Real Estate Income Fund	15,623	1,512	4,479	288	(211)	(730)	11,715
Fidelity Series Short-Term Credit Fund	4,034	31	4,056	30	42	(51)	-
Fidelity Series Small Cap Core Fund	1,060	-	21	-	-	(143)	896
Fidelity Series Small Cap Discovery Fund	48,357	5,617	3,640	-	(596)	(6,043)	43,695
Fidelity Series Small Cap Opportunities Fund	161,389	18,687	11,772	772	(1,255)	(21,803)	145,246
Fidelity Series Stock Selector Large Cap Value Fund	368,872	28,051	34,582	-	(2,186)	(25,642)	334,513
Fidelity Series Value Discovery Fund	330,588	24,940	33,552	-	(376)	(22,320)	299,280
	11,159,081	1,147,828	1,198,748	78,282	(129,720)	(854,414)	10,124,027

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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